General Information and Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) business_acquisition class vessel $ / shares shares	Dec. 31, 2016 USD ($) vessel $ / shares shares	Dec. 31, 2015 USD ($)	Sep. 01, 2017 shares vessel	Jun. 14, 2017 entity vessel	May 31, 2017 vessel	May 30, 2017 shares	Jun. 30, 2014 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessel classes | class	4
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Number vessels operating on voyage charters	2
Reduction in revenue | $	$ (512,732,000)	$ (522,747,000)	$ (755,711,000)
Reduction in voyage expenses | $	(7,733,000)	$ (1,578,000)	$ (4,432,000)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in revenue | $	200,000
Reduction in voyage expenses | $	$ 200,000
Convertible Senior Notes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate principal amount notes issued | $								$ 360,000,000
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	107	77
Average market rates period	4 years
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.47%
Discount rate used	8.03%
Number of vessels with fair value more than carrying value	8
Number of vessels with fair value less than carrying value	99
Impairment loss recognised in profit or loss | $	$ 0	$ 0
Estimated useful lives	25 years
Vessels [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance	60 months
Vessels [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance	30 months
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	2	10
Impairment loss recognised in profit or loss | $	$ 0	$ 0
Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	107
Owned or financed lease product tankers [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	2
Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	19
Handymax [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	14
Handymax [Member] | Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	9
MR [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	2
MR [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	43
MR [Member] | Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	9
LR1 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	12
LR2 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	38
LR2 [Member] | Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	1
Common stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares outstanding (in shares) | shares	326,507,544	174,629,755
Common stock, shares issued (in shares) | shares	326,507,544	174,629,755
Shares authorized (in shares) | shares	326,507,544	174,629,755
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
NPTI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of business acquisitions | business_acquisition	2
NPTI [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired						12
NPTI [Member] | LR2 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired						15
NPTI [Member] | Common stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of instruments or interests issued or issuable | shares				54,999,990
Common stock, shares issued (in shares) | shares							50,000,000
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number vessel owning subsidiaries acquired | entity					4
NPTI Vessel Acquisition [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired					4
NPTI September Closing [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired				23
NPTI September Closing [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired				8
NPTI September Closing [Member] | LR2 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired				15
NPTI September Closing [Member] | Common stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of instruments or interests issued or issuable | shares				54,999,990